INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Operating Income Loss	$ 216,000
Operating Loss Carryforwards	$ 13,718,000	$ 13,934,000
Carryforward Expiration Date	Jan. 01, 2033
Effective Income Tax Rate	34.00%